Related Party Transactions and Balances (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Feb. 26, 2024	Jan. 19, 2023 USD ($)	Jan. 19, 2023 CNY (¥)
Related Party Transactions and Balances (Details) [Line Items]
Advance amount | ¥		¥ 5,375,546
Deposits				$ 9,200,000	¥ 65,000,000
Yangzhou Meihua Import and Export Co., Ltd.[Member]
Related Party Transactions and Balances (Details) [Line Items]
Sold products | $	$ 414,670
Ms. Liu Fang [Member]
Related Party Transactions and Balances (Details) [Line Items]
Equity interest rate percentage				40.00%	40.00%
Huadong [Member]
Related Party Transactions and Balances (Details) [Line Items]
Equity interest rate percentage			45.00%	40.00%	40.00%